COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2018	$2,453
2019	1,060
2020	263
2021	103
2022 and onwards	63

Total minimum lease payments	$3,942